OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES - Schedule of Other Accounts Payable and Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Payroll and related accruals	$ 8,380	$ 6,579
Accrued expenses - agents' commissions	1,378	1,094
Accrued Expenses	3,687	1,954
Royalties to IIA	0	228
Other accounts payable and accrued expenses	$ 13,445	$ 9,855